INCOME TAXES (Details Textual) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Income Tax [Line Items]
Unused net operating loss carryforward	$ 6,500,000	$ 6,200,000
Net operating loss carryforward	$ 2,196,000	$ 2,108,000